Cover Page	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	ASCENDANT DIGITAL ACQUISITION CORP
Entity Central Index Key	0001805651
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 3